Document Information Statement	12 Months Ended
Aug. 31, 2024
Cover [Abstract]
Document Type	DEF 14A
Document Period End Date	Aug. 31, 2024
Entity Registrant Name	FRANKLIN COVEY CO.
Entity Central Index Key	0000886206
Amendment Flag	false